Note 28 - Analysis of Changes in Financing During the Year (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of Changes in Financing During the Year Abstract
Table of Analysis of Changes in Financing During the Year
	December 31, 2018	December 31, 2017
Debt securities issued
Opening balance	3,030,411	3,291,323
Capital inflows	804,490	1,623,548
Capital outflows	(580,525)	(1,335,076)
Interests and adjustments accrued	883,589	538,291
Interests paid	(796,607)	(564,244)
Inflation effect on debt securities issued	(867,668)	(523,431)
Closing balance	2,473,690	3,030,411